Financial Instruments - Net Effects of Expired Contracts That Met Hedging Criteria (Details) - Derivative Contract Met Hedging Criteria - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cross-currency swaps | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		$ (109)	$ 199
Cross-currency swaps | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		1,212	480
Interest rate swap | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		(163)	515
Forward agreements to purchase foreign currency | Foreign exchange
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 41	(167)	(116)
Forward agreements to purchase foreign currency | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	(788)	839	(163)
Commodity price contracts | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 1,245	(129)	(391)
Options to purchase foreign currency | Cost of sales
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		8	$ (63)
Treasury Locks | Interest expense
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		$ 153